SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Depreciation Rates

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture and equipment	6 - 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

Schedule of Allowance for Doubtful Accounts

	2016	2015	2014

Balance at the beginning of the year	$5,223	$5,970	$6,497
Charged to expenses, net of recoveries	1,136	728	1,233
Deconsolidation of subsidiary	(134)	-	-
Write-off	(132)	(1,663)	(1,514)
Translation differences	80	188	(246)

Balance at the end of the year	$6,173	$5,223	$5,970

Schedule of Product Warranty Accrual

	December 31,
	2016	2015	2014

Balance at the beginning of the year	$8,049	$7,467	$6,981
Warranty provision related to acquisitions	-	-	50
Warranty provision related to the deconsolidation of subsidiary	(400)	-	-
Charged to costs and expenses relating to new sales	11,914	11,433	9,126
Costs of product warranty claims	(10,210)	(10,779)	(8,501)
Translation differences	(50)	(72)	(189)

Balance at the end of the year	$9,303	$8,049	$7,467